Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following:

	December 31,
	2021	2020
	(In thousands)
Term loan	$—	$5,150
Revolving credit line	3,000	—
Property and equipment loan	—	833
Equipment loan	5,089	2,081
Deferred financing costs	(19)	(61)
Total	$8,070	$8,003
Debt – current portion	5,114	3,687
Long-term debt – less current portion	$2,956	$4,316

Future Minimum Aggregate Payments	The future minimum aggregate payments for the above borrowings are as follows as of December 31, 2021:

(In thousands)
2022	$5,114
2023	2,133
2024	823
$8,070